Principal Accounting Policies - Schedule of Group's assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy (Detail) - Fair Value Measurements Recurring [Member] - U.S. Treasury securities [Member]
¥ in Thousands
Dec. 31, 2023 CNY (¥)
Fair Value Inputs Level 1 [Member]
Short-term investments:
U.S. Treasury securities	¥ 0
Fair Value Inputs Level 2 [Member]
Short-term investments:
U.S. Treasury securities	13,596
Fair Value Inputs Level 3 [Member]
Short-term investments:
U.S. Treasury securities	¥ 0